Intangible Assets (Tables)	12 Months Ended
May. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Costs:
Intangible assets with indefinite lives:
Trademark	262	264
Intangible assets with finite lives:
Trademark	321	1,081
Courseware	49	50
Student base	112	2,093
Favorable lease	—	1,049
License	415	415

	1,159	4,952

Accumulated amortization:
Trademark	(184)	(256)
Courseware	(49)	(50)
Student base	(112)	(569)
Favorable lease	—	(60)
License	(78)	(98)

	(423)	(1,033)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	262	264
Intangible assets with definite lives:
Trademark	137	825
Courseware	—	—
Student base	—	1,524
Favorable lease	—	989
License	337	317

	736	3,919